Investment in associate - Statements of financial position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Cash and cash equivalents	$ 833,841	$ 416,763	$ 256,077
Other current assets	6,634	8,180
Non-current assets	4,101,134	3,964,094
Current liabilities	(765,392)	(648,246)
Investment in associate	194,025	193,474
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Net assets	117,703	117,152
Long-term receivable from Atlas	76,322	76,322
Investment in associate	$ 194,025	$ 193,474
Percentage of ownership interest in associates	63.10%	63.10%
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Cash and cash equivalents	$ 40,815	$ 50,149
Other current assets	65,434	60,709
Non-current assets	256,421	241,860
Current liabilities	(43,057)	(28,191)
Other long-term liabilities, including current maturities	(133,079)	(138,866)
Net assets	$ 186,534	$ 185,661
Ownership rate	100.00%